Segment Information - Net Revenue from Customers Representing at Least 10% of Total Revenue (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of major customers [Line Items]
Net revenue	$ 23,011,381	$ 819,493	$ 20,337,881	$ 18,480,027
Percentage of total revenue	100.00%	100.00%	100.00%	100.00%
Customer A [member]
Disclosure of major customers [Line Items]
Net revenue	$ 5,088,544		$ 4,756,755	$ 3,794,991
Percentage of total revenue	22.00%	22.00%	23.00%	21.00%
Customer X [member]
Disclosure of major customers [Line Items]
Net revenue	$ 2,660,866		$ 1,977,427	$ 1,328,752
Percentage of total revenue	12.00%	12.00%	10.00%	7.00%
Customer K [member]
Disclosure of major customers [Line Items]
Net revenue	$ 2,332,914		$ 2,419,612	$ 2,637,053
Percentage of total revenue	10.00%	10.00%	12.00%	14.00%
Customer C [member]
Disclosure of major customers [Line Items]
Net revenue	$ 2,143,130		$ 2,048,260	$ 1,957,467
Percentage of total revenue	9.00%	9.00%	10.00%	11.00%